ROU Assets and Operating Lease Liabilities	12 Months Ended
Mar. 31, 2026
ROU Assets and Operating Lease Liabilities [Abstract]
ROU Assets and Operating Lease Liabilities

7. ROU Assets and Operating Lease Liabilities

As of March 31, 2026 and 2025, the Group subsisted of the following non-cancellable lease contract.

Description of lease	Lease term
Office at China Insurance Group Building, Hong Kong	3 years from March 1, 2024 to February 28, 2027

(a)	Amounts recognized in the consolidated balance sheet:

	As of March 31,
	2026	2025
Right-of-use assets	$88,173	$185,684

Operating lease liabilities
Current	80,705	117,818
Non-current	-	81,284
	$80,705	$199,102

Weighted average remaining lease terms (in years)	0.92	1.92

(b)	Information related to operating lease activities during the years ended March 31, 2026, 2025 and 2024 are as follows:

	For the Years Ended March 31,
	2026	2025	2024
ROU assets obtained in exchange for operating lease liabilities	$-	$-	$288,928

Amortization of ROU assets	96,581	96,697	71,094
Interest on operating lease liabilities	5,560	10,276	1,722
Total operating lease expenses, included within Occupancy Costs	$102,141	$106,973	$72,816

(c)	The following table summarizes the remaining contractual maturities of lease liabilities under operating lease as of March 31, 2026:

During the year ended March 31, 2027	$81,678

Total future lease payments	81,678
Less: imputed interest	(973)
Present value of lease obligations	$80,705

The weighted-average discount rate used to determine the operating lease liabilities as of March 31, 2026 and 2025 was 4.1%.

The following table represents the minimum cash lease payments included in the measurement of lease liabilities for the years ended March 31, 2026, 2025 and 2024:

	For the Years Ended March 31,
	2026	2025	2024
Cash paid for amounts included in the measurement of lease liabilities:
Cash outflows for operating leases	$123,016	$102,636	$70,534